CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	6 Months Ended
	Jul. 02, 2011	Jul. 03, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (23,728)	$ (4,397)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	9,469	9,267
Stock based compensation	6,066	4,861
Marketable securities recovery, accretion, and other	(116)	(341)
Recovery on sale of China building	0	(1,717)
(Gain) loss on disposal of equipment	(16)	30
Changes in operating assets and liabilities:
Accounts receivable	18,394	(9,701)
Inventories	(531)	(1,558)
Prepaid expenses and other assets	(1,569)	(1,164)
Accounts payable	(5,895)	4,001
Accrued liabilities and other liabilities	(3,192)	34
Net cash used in operating activities	(1,118)	(685)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of plant and equipment	(2,643)	(2,642)
Proceeds from sale of building and equipment	0	1,757
Purchases of marketable securities	(16,303)	0
Proceeds from sales and redemptions of marketable securities	100	1,075
Net cash (used in) provided by investing activities	(18,846)	190
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common stock	257	368
Net cash provided by financing activities	257	368
Net decrease in cash and cash equivalents	(19,707)	(127)
Cash and cash equivalents at beginning of period	97,129	83,172
Cash and cash equivalents at end of period	$ 77,422	$ 83,045